Supplement dated May 26, 2006 to
Mosaic Tax-Free Trust Prospectus dated February 1, 2006

The Tax-Free Arizona and Missouri Funds are subject to an outstanding proxy solicitation for merger into the Tax-Free National Fund. Pending the outcome of this proxy solicitation, both funds are closed to new investors.

Supplement dated May 26, 2006 to
Mosaic Tax-Free Trust Statement of Additional Information dated February 1, 2006

The Tax-Free Arizona and Missouri Funds are subject to an outstanding proxy solicitation for merger into the Tax-Free National Fund. Pending the outcome of this proxy solicitation, both funds are closed to new investors.